Employee Benefit Plans (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Retention Options [Member]
Weighted average assumptions
Expected dividend yield	3.37%	4.57%	4.80%
Expected volatility	43.54%	41.30%	33.43%
Risk - free interest rate	1.06%	1.65%	1.29%
Expected option life	3	3.6	3.5
Fair value of options granted	$ 2.32	$ 3.00	$ 2.05
Performance options [Member]
Weighted average assumptions
Expected dividend yield	3.37%	4.57%	4.80%
Expected volatility	36.93%	34.58%	29.08%
Risk - free interest rate	2.01%	2.55%	1.75%
Expected option life	5	5.6	5.5
Fair value of options granted	$ 2.39	$ 2.87	$ 1.92